Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2016
Registrant Name	SEI INSTITUTIONAL INVESTMENTS TRUST
Central Index Key	0000939934
Amendment Flag	false
Document Creation Date	Feb. 01, 2017
Document Effective Date	Feb. 01, 2017
Prospectus Date	Feb. 01, 2017
SIIT World Select Equity Fund | Class A
Prospectus:
Trading Symbol	SWSAX